Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.Supplement Dated October 29, 2021 to the Statutory Prospectus Dated May 1, 2021The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, as supplemented June 25, 2021, August 30, 2021 and October 25, 2021 (the “Prospectus”). You should read this Supplement together with the Prospectus.Sub-Adviser Change for International Equity PortfolioIn connection with the replacement of Templeton Investment Counsel, LLC (“Templeton”) by Dodge & Cox as sub-adviser to the Fund’s International Equity Portfolio (the “Portfolio”) effective on or about November 1, 2021, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.The following amendments to the Prospectus shall be effective November 1, 2021:The “INVESTMENT OBJECTIVE” set forth in the Portfolio’s Summary is amended to read as follows:“The investment objective of the Portfolio is long-term growth of capital and income.”The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. The Portfolio will normally hold securities of issuers from at least three different countries (not including the U.S.). The Portfolio’s equity investments may include common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Portfolio may purchase securities in any country, including those with developed markets and emerging markets and is not required to allocate its investments in set percentages in particular countries, except that the Portfolio’s investments in emerging markets countries normally will be limited to 30% of its net assets. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries, a geographic region, or in particular sectors. The Portfolio may enter into currency forward contracts in order to hedge direct or indirect foreign currency exposure.The Portfolio typically invests in well-established companies of medium-to-large capitalization based on standards of the applicable market. The Portfolio typically invests in companies that, in the adviser’s opinion, appear to be temporarily undervalued but have a favorable outlook for long-term growth. The Portfolio’s adviser also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, relevant environmental, social, and governance (“ESG”) issues (for example, the management of environmental risk, employee relations, and shareholder rights), along with the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The adviser also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the adviser believes another security provides a more attractive investment opportunity.”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to delete the Small and Mid Cap Company Risk and add the following risks:•Derivatives Risk –The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. The derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of misplacing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract. The Portfolio’s purchase of forwards contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk.•Liquidity Risk – Markets for foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.•Mid Cap Company Risk –Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.”The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following as the third, fourth and fifth sentences of the first paragraph:“Prior to November 1, 2021, the Portfolio was managed by a different sub-adviser. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown. From and after November 1, 2021, the broad-based securities market index and the additional index designated in the table below were modified to better align with the investment strategy of the new sub-adviser.”The Average Annual Total Return table in the Summary Prospectus is amended to read as follows:Average Annual Total Return(for periods ended December 31, 2020)1 Yr5 Yr10 YrInternational Equity Portfolio-2.71%3.12%3.26%MSCI® All Country World (ex-US) Value Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)-0.77%5.71%2.78%MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.65%8.93%4.92%Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average0.77%4.62%3.67%[1]Coincident with the appointment of Dodge & Cox as sub-adviser, effective November 1, 2021, the Portfolio has elected to utilize MSCI® All Country World (ex-US) Value Index (Net) as an appropriate broad-based benchmark in light of the principal investment strategies pursued by the Portfolio.
International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.Supplement Dated October 29, 2021 to the Statutory Prospectus Dated May 1, 2021The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, as supplemented June 25, 2021, August 30, 2021 and October 25, 2021 (the “Prospectus”). You should read this Supplement together with the Prospectus.Sub-Adviser Change for International Equity PortfolioIn connection with the replacement of Templeton Investment Counsel, LLC (“Templeton”) by Dodge & Cox as sub-adviser to the Fund’s International Equity Portfolio (the “Portfolio”) effective on or about November 1, 2021, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.The following amendments to the Prospectus shall be effective November 1, 2021:The “INVESTMENT OBJECTIVE” set forth in the Portfolio’s Summary is amended to read as follows:“The investment objective of the Portfolio is long-term growth of capital and income.”The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. The Portfolio will normally hold securities of issuers from at least three different countries (not including the U.S.). The Portfolio’s equity investments may include common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Portfolio may purchase securities in any country, including those with developed markets and emerging markets and is not required to allocate its investments in set percentages in particular countries, except that the Portfolio’s investments in emerging markets countries normally will be limited to 30% of its net assets. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries, a geographic region, or in particular sectors. The Portfolio may enter into currency forward contracts in order to hedge direct or indirect foreign currency exposure.The Portfolio typically invests in well-established companies of medium-to-large capitalization based on standards of the applicable market. The Portfolio typically invests in companies that, in the adviser’s opinion, appear to be temporarily undervalued but have a favorable outlook for long-term growth. The Portfolio’s adviser also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, relevant environmental, social, and governance (“ESG”) issues (for example, the management of environmental risk, employee relations, and shareholder rights), along with the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The adviser also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the adviser believes another security provides a more attractive investment opportunity.”The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to delete the Small and Mid Cap Company Risk and add the following risks:•Derivatives Risk –The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. The derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of misplacing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract. The Portfolio’s purchase of forwards contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk.•Liquidity Risk – Markets for foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.•Mid Cap Company Risk –Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.”The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following as the third, fourth and fifth sentences of the first paragraph:“Prior to November 1, 2021, the Portfolio was managed by a different sub-adviser. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown. From and after November 1, 2021, the broad-based securities market index and the additional index designated in the table below were modified to better align with the investment strategy of the new sub-adviser.”The Average Annual Total Return table in the Summary Prospectus is amended to read as follows:Average Annual Total Return(for periods ended December 31, 2020)1 Yr5 Yr10 YrInternational Equity Portfolio-2.71%3.12%3.26%MSCI® All Country World (ex-US) Value Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)-0.77%5.71%2.78%MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.65%8.93%4.92%Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average0.77%4.62%3.67%[1]Coincident with the appointment of Dodge & Cox as sub-adviser, effective November 1, 2021, the Portfolio has elected to utilize MSCI® All Country World (ex-US) Value Index (Net) as an appropriate broad-based benchmark in light of the principal investment strategies pursued by the Portfolio.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital and income.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non-U.S. companies. The Portfolio will normally hold securities of issuers from at least three different countries (not including the U.S.). The Portfolio’s equity investments may include common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Portfolio may purchase securities in any country, including those with developed markets and emerging markets and is not required to allocate its investments in set percentages in particular countries, except that the Portfolio’s investments in emerging markets countries normally will be limited to 30% of its net assets. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries, a geographic region, or in particular sectors. The Portfolio may enter into currency forward contracts in order to hedge direct or indirect foreign currency exposure.The Portfolio typically invests in well-established companies of medium-to-large capitalization based on standards of the applicable market. The Portfolio typically invests in companies that, in the adviser’s opinion, appear to be temporarily undervalued but have a favorable outlook for long-term growth. The Portfolio’s adviser also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, relevant environmental, social, and governance (“ESG”) issues (for example, the management of environmental risk, employee relations, and shareholder rights), along with the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The adviser also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the adviser believes another security provides a more attractive investment opportunity.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return(for periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	effective November 1, 2021, the Portfolio has elected to utilize MSCI® All Country World (ex-US) Value Index (Net) as an appropriate broad-based benchmark in light of the principal investment strategies pursued by the Portfolio.
International Equity Portfolio | International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.71%)
5 Yr	rr_AverageAnnualReturnYear05	3.12%
10 Yr	rr_AverageAnnualReturnYear10	3.26%
International Equity Portfolio | MSCI® All Country World (ex-US) Value Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.77%)	[1]
5 Yr	rr_AverageAnnualReturnYear05	5.71%	[1]
10 Yr	rr_AverageAnnualReturnYear10	2.78%	[1]
International Equity Portfolio | MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.65%
5 Yr	rr_AverageAnnualReturnYear05	8.93%
10 Yr	rr_AverageAnnualReturnYear10	4.92%
International Equity Portfolio | Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.77%
5 Yr	rr_AverageAnnualReturnYear05	4.62%
10 Yr	rr_AverageAnnualReturnYear10	3.67%

[1]	Coincident with the appointment of Dodge & Cox as sub-adviser, effective November 1, 2021, the Portfolio has elected to utilize MSCI® All Country World (ex-US) Value Index (Net) as an appropriate broad-based benchmark in light of the principal investment strategies pursued by the Portfolio.